BUSINESS SEGMENT INFORMATION (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Business segment financial data
Sales	$ 359,687,000	$ 365,397,000	$ 339,645,000	$ 316,766,000	$ 343,021,000	$ 322,787,000	$ 347,889,000	$ 281,884,000	$ 1,381,495,000	$ 1,295,581,000	$ 1,198,192,000	$ 1,025,924,000
Long-lived assets, net	58,000,000				52,500,000				58,000,000	52,500,000	53,000,000	55,900,000
Minimum percentage of revenue accounted for by no other customer									10.00%
United States
Business segment financial data
Sales									729,500,000	754,000,000	790,900,000	654,600,000
Long-lived assets, net	42,400,000				40,500,000				42,400,000	40,500,000	41,300,000	43,700,000
United Kingdom
Business segment financial data
Sales									273,100,000	244,000,000	200,300,000	196,900,000
Long-lived assets, net	9,500,000				9,100,000				9,500,000	9,100,000	9,500,000	10,200,000
Canada
Business segment financial data
Sales									54,900,000	27,500,000	9,400,000	18,700,000
Australia
Business segment financial data
Sales									182,500,000	101,100,000	56,300,000	41,300,000
Middle East
Business segment financial data
Sales									30,800,000	35,400,000	27,900,000	19,200,000
Far East
Business segment financial data
Sales									564,000	82,700,000	85,500,000	63,900,000
Other foreign countries
Business segment financial data
Sales									47,100,000	50,900,000	27,900,000	31,300,000
Long-lived assets, net	$ 6,100,000				$ 2,900,000				$ 6,100,000	$ 2,900,000	$ 2,200,000	$ 2,000,000